Trade and Other Payables - Additional Information (Details) € in Thousands, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure Of Trade And Other Payables [Abstract]
Accrued expenses	€ 6,201		€ 13,809		€ 18,682
Accrued expenses related to clinical trials	400	$ 0.9	2,300	$ 9.6
Accrued expenses related to clinical trials requiring conversion to euros	800		7,800
Accrued expenses related to clinical trials based on the exchange rate, net	1,200		10,100
VAT payables	€ 23,725		€ 314		€ 2